Subsequent Events - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) - Subsequent Event [member] $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 109,174,000
January 22, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	12,000,000
February 11, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	10,000,000
February 24, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	32,062,000
March 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	7,000,000
March 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,000,000
April 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	5,000,000
April 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,050,000
May 3, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	7,000,000
May 4, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 32,062,000